Leases - Components of Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 2,483	$ 1,545	$ 5,751	$ 4,087	$ 5,700	$ 5,542
Finance lease cost:
Amortization of lease assets	1,990	1,496	5,357	3,688	4,956	1,984
Interest on lease liabilities	1,177	782	2,914	1,801	2,133	960
Finance lease cost	3,167	2,278	8,271	5,489	7,089	2,944
Variable lease cost	2,529	28	3,139	310	222	192
Total lease cost	$ 8,179	$ 3,851	$ 17,161	$ 9,886	$ 13,010	$ 8,678